Significant events in the three-month period ended June 30, 2023 (Tables)	6 Months Ended
Jun. 30, 2023
Significant Events In Three-month Period Ended June 30 2023
Relevant events and transactions

	Notes	Income Statement	Cash Flow
Reversal of deferred income tax related to the Renova Foundation	23(c)	(1,078)	-
Notes offering	9(c)	-	1,500
Bond tender offers	9(c)	(22)	(500)